Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Parties
Related Parties
T-Bird Nevada, LLC
On February 19, 2009, the Company filed an action in Florida against T-Bird Nevada, LLC (“T-Bird”) and certain of its affiliates (collectively, the “T-Bird Parties”). T-Bird is a limited liability company affiliated with the Company’s California franchisees of Outback Steakhouse restaurants. The action sought payment on a promissory note made by T-Bird that the Company purchased from T-Bird’s former lender, among other remedies. The principal balance on the promissory note, plus accrued and unpaid interest, was approximately $33.3 million at the time it was purchased.
On September 26, 2011, the Company entered into a settlement agreement (the “Settlement Agreement”) with the T-Bird Parties. In accordance with the terms of the Settlement Agreement, T-Bird agreed to pay $33.3 million to the Company, which included $33.2 million to satisfy the T-Bird promissory note that the Company purchased from T-Bird’s former lender. This settlement payment was received in November 2011, and $33.2 million was recorded as Recovery of note receivable from affiliated entity in the Company’s Consolidated Statement of Operations and Comprehensive Income for the year ended December 31, 2011.
Pursuant to the Settlement Agreement, the Company (through its indirect subsidiary, Outback Steakhouse of Florida, LLC) granted to California Steakhouse Developer, LLC, a T-Bird affiliate, for a period of 20 years, the right to develop and operate Outback Steakhouse restaurants as a franchisee in the State of California as set forth in a development agreement dated November 23, 2011 (the “Development Agreement”).
Additionally, the Company has granted certain T-Bird affiliates (the “T-Bird Entities”) the non-transferable right (the “Put Right”) to require the Company to acquire all of the equity interests in the T-Bird Entities that own Outback Steakhouse restaurants and the rights under the Development Agreement for cash. The closing of the Put Right is subject to certain conditions including the negotiation of a transaction agreement reasonably acceptable to the parties, the absence of dissenters rights being exercised by the equity owners above a specified level and compliance with the Company’s debt agreements. The Put Right is exercisable until August 13, 2013.
If the Put Right is exercised, the Company will pay a purchase price equal to a multiple of the T-Bird Entities’ earnings before interest, taxes, depreciation and amortization, subject to certain adjustments (“Adjusted EBITDA”), for the trailing 12 months, net of liabilities of the T-Bird Entities. The multiple is equal to 75% of the multiple of the Company’s or affiliate’s Adjusted EBITDA reflected in its stock price. The Company has a one-time right to reject the exercise of the Put Right if the transaction would be dilutive to its consolidated earnings per share. In such event, the Put Right is extended until the first anniversary of the Company’s notice to the T-Bird Entities of such rejection. The Company has agreed to waive all rights of first refusal in its franchise arrangements with the T-Bird Entities in connection with a sale of all, and not less than all, of the assets, or at least 75% of the ownership of the T-Bird Entities.
Bain Capital, Catterton, Founders and Board of Directors
Upon completion of the Merger, the Company entered into a management agreement with Kangaroo Management Company I, LLC (the “Management Company”), whose members are the Founders and entities affiliated with Bain Capital and Catterton. In accordance with the terms of the management agreement, the Management Company was to provide management services to the Company until the tenth anniversary of the consummation of the Merger, with one-year extensions thereafter until terminated. The Management Company was to receive an aggregate annual management fee equal to $9.1 million and reimbursement for out-of-pocket and other reimbursable expenses incurred by it, its members, or their respective affiliates in connection with the provision of services pursuant to the agreement.
On May 10, 2012, the Company entered into a first amendment to its management agreement with the Management Company. In accordance with the terms of this amendment, the management agreement terminated immediately prior to the completion of the Company’s initial public offering, and a termination fee of $8.0 million was paid to the Management Company in the third quarter of 2012. Management fees of $13.8 million, $9.4 million and $11.6 million, including the 2012 termination fee, out-of-pocket and other reimbursable expenses, for the years ended December 31, 2012, 2011 and 2010, respectively, were included in General and administrative expenses in the Company’s Consolidated Statements of Operations and Comprehensive Income.
The Company holds an 89.62% interest in OSI/Fleming’s, LLC and a minority interest holder in the Fleming’s Prime Steakhouse and Wine Bar joint venture holds a 7.88% interest in any Fleming’s Prime Steakhouse and Wine Bar restaurants that opened prior to 2009. The remaining 2.50% is owned by AWA III Steakhouses, Inc., which is wholly-owned by a former Chairman of the Board of Directors (through December 31, 2011) and former named executive officer of the Company, through a revocable trust in which he and his wife are the grantors, trustees and sole beneficiaries. The Company assumed the minority interest holder’s 7.88% ownership interest in any Fleming’s Prime Steakhouse and Wine Bar restaurants that opened in 2009 or later and AWA III Steakhouses, Inc.’s interest remains at 2.50% for these restaurants.